Acquisitions and Divestitures Gulf of Mexico Pipeline Narrative (Details) $ in Thousands		3 Months Ended								12 Months Ended
	Apr. 15, 2016 USD ($) mi	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Total revenue		$ 210,051	$ 187,659	$ 185,836	$ 143,376	$ 200,733	$ 209,416	$ 265,703	$ 238,035	$ 726,922	$ 913,887	$ 1,020,792
Operating loss		(33,850)	$ (12,125)	$ (10,368)	$ (8,401)	$ (158,322)	$ (10,831)	$ (5,769)	$ 2,187	(64,744)	$ (172,735)	$ (50,318)
American Panther
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (percent)	60.00%
Length of pipeline | mi	200
Cash	$ 2,700
Pipelines	16,600
Land	400
ARO	14,300
Noncontrolling interest	$ 1,800
Total revenue										13,200
Operating loss										7,400
Transaction costs		$ 300								$ 300